Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	380,720	$372,168

Banks — 14.1%
Bank of the Philippine Islands	3,440,355	5,939,049
BDO Unibank Inc.	2,984,464	6,412,128
Metropolitan Bank & Trust Co.	4,375,524	4,363,693
Security Bank Corp.	649,110	1,680,828

		18,395,698

Chemicals — 1.0%
D&L Industries Inc.	8,661,500	1,270,041

Diversified Financial Services — 2.4%
Metro Pacific Investments Corp.	36,468,050	3,109,796

Electric Utilities — 2.5%
Manila Electric Co.	567,550	3,324,087

Food & Staples Retailing — 2.4%
Cosco Capital Inc.	8,193,600	983,300
Puregold Price Club Inc.	2,391,960	2,096,945

		3,080,245

Food Products — 3.2%
Universal Robina Corp.	1,402,418	4,141,917

Hotels, Restaurants & Leisure — 4.9%
Bloomberry Resorts Corp.	11,393,465	2,109,023
Jollibee Foods Corp.	1,074,531	4,223,926

		6,332,949

Independent Power and Renewable Electricity Producers — 2.8%
Aboitiz Power Corp.	2,592,635	1,388,527
AC Energy Corp.	3,675,900	477,072
First Gen Corp.	2,879,647	1,757,854

		3,623,453

Industrial Conglomerates — 27.0%
Aboitiz Equity Ventures Inc.	3,887,037	3,411,667
Alliance Global Group Inc.(a)	10,879,339	2,217,503
Ayala Corp.	520,248	8,910,654
DMCI Holdings Inc.	11,766,900	1,370,521
GT Capital Holdings Inc.	254,746	3,073,059
JG Summit Holdings Inc.	5,123,531	6,995,836
SM Investments Corp.	455,336	9,186,271

		35,165,511

Oil, Gas & Consumable Fuels — 1.7%
Petron Corp.	13,925,200	1,236,702

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Semirara Mining & Power Corp.	3,869,600	$997,983

		2,234,685

Real Estate Management & Development — 25.1%
Ayala Land Inc.	15,353,750	12,134,827
DoubleDragon Properties Corp.(a)	3,144,690	961,459
Filinvest Land Inc.	42,006,590	995,997
Megaworld Corp.(a)	31,123,960	2,479,300
Robinsons Land Corp.	1,125,606	389,093
SM Prime Holdings Inc.	19,491,935	14,594,627
Vista Land & Lifescapes Inc.	11,969,100	1,182,471

		32,737,774

Specialty Retail — 1.9%
AllHome Corp.(a)	4,873,700	863,642
Wilcon Depot Inc.	4,368,800	1,635,574

		2,499,216

Transportation Infrastructure — 4.2%
International Container Terminal Services Inc.	2,269,823	5,514,046

Water Utilities — 0.3%
Manila Water Co. Inc.	1,176,729	362,221

Wireless Telecommunication Services — 6.3%
Globe Telecom Inc.	83,025	3,363,825
PLDT Inc.	179,379	4,902,329

		8,266,154

Total Common Stocks — 100.1% (Cost: $158,252,487)		130,429,961

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	30,000	30,000

Total Short-Term Investments — 0.0% (Cost: $30,000)		30,000

Total Investments in Securities — 100.1% (Cost: $158,282,487)		130,459,961

Other Assets, Less Liabilities — (0.1)%		(94,030)

Net Assets — 100.0%		$130,365,931

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$27	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Philippines ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	3	12/18/20	$180	$15,358

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$130,429,961	$—	$—	$130,429,961
Money Market Funds	30,000	—	—	30,000

	$130,459,961	$—	$—	$130,459,961

Derivative financial instruments(a)
Assets
Futures Contracts	$15,358	$—	$—	$15,358

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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